Long-Term Debt and Capital Lease Obligations (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities	Mar. 31, 2014 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Nov. 27, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Apr. 02, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Dec. 31, 2012 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities	Apr. 02, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Dec. 31, 2012 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Mar. 31, 2014 Senior Notes	Dec. 31, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Mar. 31, 2014 Senior Subordinated Notes, net of discounts	Dec. 31, 2013 Senior Subordinated Notes, net of discounts	Dec. 31, 2012 Senior Subordinated Notes, net of discounts
Long-Term Debt and Capital Lease Obligations
Available borrowing capacity	$ 95.7	$ 155.3									$ 95.7	$ 155.3
Weighted average interest rate (as a percent)	6.74%	6.80%		4.82%	4.82%	3.80%	3.80%				3.71%	3.72%			10.25%	10.25%		13.38%	13.37%
Outstanding balance	3,076.0	3,022.7	2,945.9	1,544.8	1,548.7	422.9	423.9	398.0	1,905.6	1,910.4	92.0	34.0	51.0	20.0	725.0	725.0	725.0	291.3	291.1	290.5
Capital lease obligations	6.7	7.5	6.1
Total long-term debt and capital lease obligations	3,082.7	3,030.2	2,952.0
Less current portion	(22.4)	(22.4)	(22.6)
Long-term portion	3,060.3	3,007.8	2,929.4
Maximum borrowing capacity											200.0	200.0
Outstanding borrowings											92.0	34.0
Letters of credit											12.3	10.7
Carrying value of the net original issue discount		$ 3.9																$ 3.7	$ 3.9